FAIR VALUE MEASUREMENTS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
FAIR VALUE MEASUREMENTS [Abstract]
Benchmarking lending interest rate	6.66%
Accrued income receivable	10,566
Other operating income/(loss), net	1,433
Goodwill	300,163				47,691
Goodwill impairment charge		$ 47,691	300,163